INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 153,824	¥ 115,195
Less: Accumulated amortization	(58,317)	(38,641)
Total	95,507	76,554
Amortization expenses	19,676	13,993	¥ 7,704
Software
Finite-Lived Intangible Assets [Line Items]
Total cost	82,015	53,750
Technology
Finite-Lived Intangible Assets [Line Items]
Total cost	¥ 71,809	¥ 61,445